Management and assessment of financial risks - Maturity table (Details)	1 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€) item	Apr. 30, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 item	Nov. 19, 2021 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			€ 21,001,000
Amount of agreement	€ 32,000,000	€ 24,000,000			€ 10,000,000
Bonds converted to new shares	1,280	224,000,000	376
Interest rate					9.50%
Kreos Tranche 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of each tranche		€ 3,000,000
Kreos Tranche 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of each tranche		3,000,000
Kreos Tranche 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of each tranche		3,000,000
Kreos Tranche 4
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of each tranche		6,000,000
Kreos Tranche 5
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of each tranche		6,000,000
Kreos Tranche 6
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of each tranche		€ 3,000,000
Non-convertible bonds issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			€ 5,548,000
Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			1,354,000
Lease liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			446,000
Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			180,000
Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,945,000
Convertible notes to Atlas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			5,600,000
Bonds converted to new shares | item				330
Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			3,450,000
Derivative instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			1,704,000
Convertible notes Kreos 2021 contract
Disclosure of nature and extent of risks arising from financial instruments [line items]
Amount of agreement					€ 2,250,000
Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			12,949,000
Less than 1 year | Non-convertible bonds issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,282,000
Less than 1 year | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			379,000
Less than 1 year | Lease liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			221,000
Less than 1 year | Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			15,000
Less than 1 year | Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			214,000
Less than 1 year | Convertible notes to Atlas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			5,600,000
Less than 1 year | Financial liabilities related to the prefinancing of a portion of the research tax credit receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			3,450,000
Less than 1 year | Derivative instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			788,000
1-3 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			5,238,000
1-3 years | Non-convertible bonds issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			3,015,000
1-3 years | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			620,000
1-3 years | Lease liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			226,000
1-3 years | Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			110,000
1-3 years | Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			428,000
1-3 years | Derivative instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			916,000
3-5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,804,000
3-5 years | Non-convertible bonds issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			251,000
3-5 years | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			195,000
3-5 years | Licence agreements
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			55,000
3-5 years | Convertible notes issued to Kreos
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			2,303,000
More than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			160,000
More than 5 years | Advances
Disclosure of nature and extent of risks arising from financial instruments [line items]
Contractual capital commitments			€ 160,000